FINANCIAL RISK MANAGEMENT, Assets and Liabilities by Currencies (Details) S/ in Thousands, Bs. in Millions, $ in Millions, $ in Millions		Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 BOB (Bs.)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		S/ 244,821,984				S/ 237,406,163	S/ 187,859,000
Total monetary liabilities		S/ (217,784,545)				S/ (211,960,516)	S/ (161,113,000)
Foreign exchange rate for buying and selling		3,987	928.6	628.6	304.4	3,621
US Dollars [Member]
Assets And Liabilities by Currencies [Abstract]
Gains (losses) on net monetary position		S/ (2,711,071)				S/ (2,085,861)
Currency derivatives		2,142,654				1,746,886
Accounting hedge (investment abroad)	[1]	912,337				490,385
Net monetary position with effect on consolidated statement of income		343,920				151,410
Net monetary position with effect on equity		1,021,603				998,175
Net monetary position		1,365,523				1,149,585
US Dollars [Member] | Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		79,005,337				68,649,158
US Dollars [Member] | Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		(81,716,408)				(70,735,019)
Other Currencies [Member]
Assets And Liabilities by Currencies [Abstract]
Gains (losses) on net monetary position		87,858				777,831
Currency derivatives		(55,696)				(364,886)
Accounting hedge (investment abroad)	[1]	0				0
Net monetary position with effect on consolidated statement of income		32,162				412,945
Net monetary position with effect on equity		1,864,335				1,583,837
Net monetary position		1,896,497				1,996,782
Other Currencies [Member] | Monetary Assets [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary assets		503,809				1,204,923
Other Currencies [Member] | Monetary Liabilities [Member]
Assets And Liabilities by Currencies [Abstract]
Total monetary liabilities		S/ (415,951)				S/ (427,092)

[1]	An accounting hedge of net investment abroad was carried out where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 17(iv), was designated as cover our permanent investment in Atlantic Security Holding.